Rental Expense Under Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Operating Leased Assets [Line Items]
Minimum rentals	$ 309,586	$ 301,057	$ 302,784
Percentage rentals	959	1,076	1,353
Operating Leases, Rent Expense, Net, Total	$ 310,545	$ 302,133	$ 304,137